Related Parties Transactions (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Jul. 02, 2022	Jan. 24, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	May 19, 2023	May 15, 2023	Sep. 15, 2022	Jan. 25, 2021
Related Party Transaction [Line Items]
General and Administrative Expense			$ 4,830,000	$ 1,912,000	$ 7,712,000	$ 28,412,000
Founder And Executive Chairman [Member]
Related Party Transaction [Line Items]
Accounts payable					92,919	93,769
Reduction of actual state taxes paid by company					850
R J S Consulting L L C [Member]
Related Party Transaction [Line Items]
Accounts payable					142,500	142,500
Ocean Biomedical Inc [Member]
Related Party Transaction [Line Items]
Debt face amount									$ 2,100,000
Business combination interest rate									8.00%
Ocean Biomedical Inc [Member] | Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
General and Administrative Expense			92,919			$ 93,769
Increase (Decrease) in Due to Related Parties			850
Ocean Biomedical Inc [Member] | Related Party [Member] | Elkurt Inc [Member]
Related Party Transaction [Line Items]
Patent expenses			42,727
Due to related party			327,737
Annual license maintenance fee			12,000
Ocean Biomedical Inc [Member] | Related Party [Member] | Elkurt Inc [Member] | General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Patent expenses			47,737
Ocean Biomedical Inc [Member] | Related Party [Member] | Elkurt Inc [Member] | Research and Development Expense [Member]
Related Party Transaction [Line Items]
License maintenance fee			268,000
Ocean Biomedical Inc [Member] | Related Party [Member] | Chief Accounting Officer [Member]
Related Party Transaction [Line Items]
Due to related party			117,500		142,500
Ocean Biomedical Inc [Member] | Related Party [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Due to related party			1,550,000				$ 1,050,000	$ 500,000
Initial Brown License Agreement [Member] | Ocean Biomedical Inc [Member]
Related Party Transaction [Line Items]
Patent expenses			345,437
Payment for patent expenses			297,700
Annual license maintenance fee			12,000
License maintenance fee	$ 67,000
Rhode Island Agreement [Member] | Ocean Biomedical Inc [Member]
Related Party Transaction [Line Items]
Patent expenses			432,393
Payment for patent expenses			131,986
Annual license maintenance fee			3,000
License maintenance fee		$ 110,000
Rhode Island Agreement [Member] | Ocean Biomedical Inc [Member] | Related Party [Member] | Elkurt Inc [Member]
Related Party Transaction [Line Items]
Due to related party			$ 300,407
Brown License Agreement [Member] | Elkurt Inc [Member]
Related Party Transaction [Line Items]
Due to related party					54,490
Patent reimbursement expenses					340,190
Patent reimbursement expenses paid					297,700
License maintanence fees	$ 67,000				12,000
Accounts payable					42,727
Brown License Agreement [Member] | General and Administrative Expense [Member] | Elkurt Inc [Member]
Related Party Transaction [Line Items]
Patent reimbursement expenses					42,490
Brown License Agreement [Member] | Research and Development Expense [Member] | Elkurt Inc [Member]
Related Party Transaction [Line Items]
License maintanence fees					12,000
Rhode Island License Agreement [Member] | Elkurt Inc [Member]
Related Party Transaction [Line Items]
Patent reimbursement expenses					386,598
Patent reimbursement expenses paid					131,986
Accounts payable					$ 254,612					$ 110,000